Taxation (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Components of Group's (loss)/income Before Income Tax Expense	The components of the Group’s income before income tax expense for the years ended December 31, 2020, 2021 and 2022 are as follows:

	For the Year Ended December 31,
	2020	2021	2022
	(RMB in thousands, except for percentages)
Income before income tax expense	685,609	2,769,534	1,028,569
Income/(Loss) from non-China operations	15,143	(30,047)	(94,806)
Income from China operations	670,466	2,799,581	1,123,375
Income tax expense applicable to China operations	90,629	428,267	202,466
Income tax expense applicable to non-China operations	—	7,151	174
Total income tax expense	90,629	435,418	202,640
Effective tax rate for China operations	13.5%	15.3%	18.0%
Effective tax rate for the Group	13.2%	15.7%	19.7%

Schedule of Current and Deferred Portion of Income Tax Expense of Company's China Subsidiaries, VIEs, and Subsidiaries of VIEs

The following table sets forth current and deferred portion of income tax expense of the Company’s China subsidiaries, the VIEs, and subsidiaries of the VIEs:

	For the Year Ended December 31,
	2020	2021	2022
	(RMB in thousands)
Current income tax expense	594,149	831,675	169,299
Deferred income tax expense	(503,520)	(396,257)	33,341
Income tax expense	90,629	435,418	202,640

Schedule of Reconciliation Between Statutory EIT Rate and Effective Tax Rate for Group

The following table sets forth reconciliation between the statutory enterprise income tax (“EIT”) rate and the effective tax rate for the Group:

	For the Year Ended December 31,
	2020	2021	2022
Statutory EIT rate	25.0%	25.0%	25.0%
Change of tax position*	(2.4)%	—	—
Effect of tax holidays	(9.6)%	(10.8)%	(6.8)%
Effect of non-deductible expenses	7.9%	3.0%	4.7%
Effect of research and development tax credit	(6.8)%	(2.1)%	(6.1)%
Changes in valuation allowance	(0.3)%	0.1%	0.6%
Tax rate difference from statutory rate in other jurisdictions and others	(0.6)%	0.5%	2.3%
Effective tax rates for the Group	13.2%	15.7%	19.7%

* In the third quarter of 2020, RMB16.2 million income tax provision relating to 2019 was reversed as one subsidiary of the Group was certified to be qualified for using a preferential tax rate of 10% for 2019 annual tax clearance in this quarter.

Schedule of Effect of Tax Holiday Related to Group

The following table sets forth the effect of tax holiday related to the Group:

	For the Year Ended December 31,
	2020	2021	2022
	(In thousands, except per share amount)
Tax holiday effect	66,110	299,578	69,827
Basic net income per share effect	0.18	0.81	0.20
Diluted net income per share effect	0.16	0.72	0.18

Schedule of Components of Deferred Tax Assets and Deferred Tax Liabilities

Deferred income tax expense reflects the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of the deferred tax assets are as follows:

	For the Year Ended December 31,
	2021	2022
Deferred tax assets
- Deferred guarantee income and other accrued expenses	832,412	807,224
- Contingent guarantee liabilities	232,210	220,527
- Provision for credit losses	646,460	948,177
- Advertising expenses in excess of deduction limit	178	5,683
- Net operating loss carryforwards	21,919	43,237
Less: valuation allowance	(6,756)	(13,038)
Total deferred tax assets	1,726,423	2,011,810
Net deferred tax assets	1,176,878	1,141,761

The components of the deferred tax liabilities are as follows:

	For the Year Ended December 31,
	2021	2022
Deferred tax liabilities
-Contract assets and service fees receivable	523,752	636,659
-Guarantee receivables	80,128	285,949
Total deferred tax liabilities	603,880	922,608
Net deferred tax liabilities	54,335	52,559

Schedule of Movement of Valuation Allowance

	For the Year Ended December 31,
	2020	2021	2022
Balance at beginning of the year	(6,662)	(4,429)	(6,756)
Additions	(2,243)	(2,659)	(6,783)
Reversals	4,476	332	501
Balance at end of the year	(4,429)	(6,756)	(13,038)